Financial risk management - Classification by categories of financial liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Classification by categories of financial liabilities [Line Items]
Deposits	₩ 422,781,045	₩ 381,512,664
Financial liabilities at fair value through profit or loss	954,899	1,868,977
Financial liabilities designated at FVTPL	8,220,475	7,796,727
Derivatives liabilities	10,058,532	5,038,416
Borrowings	49,920,373	56,901,352
Bonds issued	93,765,854	81,561,725
Investment contract liabilities	1,165,022	1,572,685
Others	39,472,400	47,328,051
Financial liabilities, Total	626,338,600	583,580,597
Financial liabilities at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	954,899	1,868,977
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	9,036,461	4,199,936
Borrowings	0	0
Bonds issued	0	0
Investment contract liabilities	0	0
Others	0	0
Financial liabilities, Total	9,991,360	6,068,913
Financial liabilities designated at fair value through profit or loss
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at FVTPL	8,220,475	7,796,727
Derivatives liabilities	0	0
Borrowings	0	0
Bonds issued	0	0
Investment contract liabilities	0	0
Others	0	0
Financial liabilities, Total	8,220,475	7,796,727
Financial liabilities measured at amortized cost
Classification by categories of financial liabilities [Line Items]
Deposits	422,781,045	381,512,664
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	0	0
Borrowings	49,920,373	56,901,352
Bonds issued	93,765,854	81,561,725
Investment contract liabilities	1,165,022	1,572,685
Others	39,472,400	47,328,051
Financial liabilities, Total	607,104,694	568,876,477
Derivative instruments held for hedging
Classification by categories of financial liabilities [Line Items]
Deposits	0	0
Financial liabilities at fair value through profit or loss	0	0
Financial liabilities designated at FVTPL	0	0
Derivatives liabilities	1,022,071	838,480
Borrowings	0	0
Bonds issued	0	0
Investment contract liabilities	0	0
Others	0	0
Financial liabilities, Total	₩ 1,022,071	₩ 838,480